Subsequent Events (Details Narrative)	1 Months Ended
	Feb. 28, 2015 shares	Jan. 31, 2015 USD ($)	Feb. 10, 2015 USD ($)	Jan. 23, 2015 ft²	Jan. 12, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Promissory note						$ 49,287,723	$ 4,484,260
Subsequent Event | 5799 Broadmoor Street, Mission KS
Subsequent Event [Line Items]
Value of acquired business		$ 11,580,000
Rentable square feet | ft²				115,811
Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Promissory note		$ 500,000			$ 250,000
Promissory note, interest rate			16.00%		14.00%
Maturity date	Mar. 01, 2016	Jun. 30, 2015
Secured note			$ 2,000,000
Shares issued | shares	460,000